INVESTMENT IN DIGITAL ASSET TRUST - Summary (Details)	Mar. 31, 2026 USD ($) item	Sep. 30, 2025 USD ($)
INVESTMENTS MEASURED AT FAIR VALUE
Fair Value	$ 5,401,912
ONBC Trust Units
INVESTMENTS MEASURED AT FAIR VALUE
Number of Units | item	435,638
Cost	$ 11,434,720
Fair Value	$ 5,401,912	$ 0